Quarterly Holdings Report
for
Fidelity® Balanced Fund
May 31, 2022
BAL-NPRT3-0722
1.800332.118
Common Stocks - 68.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	1,828,864	38,937
Liberty Global PLC Class C (a)	1,815,431	46,130
		85,067
Entertainment - 0.9%
Activision Blizzard, Inc.	996,633	77,618
Cinemark Holdings, Inc. (a)(b)	953,575	16,192
Netflix, Inc. (a)	392,176	77,431
Sea Ltd. ADR (a)	500,184	41,345
Take-Two Interactive Software, Inc. (a)	318,799	39,700
The Walt Disney Co. (a)	1,090,839	120,472
Warner Bros Discovery, Inc. (a)	85,944	1,586
		374,344
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A (a)	272,793	620,670
Class C (a)	228,794	521,829
Meta Platforms, Inc. Class A (a)	3,070,064	594,487
Snap, Inc. Class A (a)	3,262,537	46,034
Tongdao Liepin Group (a)	10,900,338	16,669
Twitter, Inc. (a)	639,300	25,316
		1,825,005
Media - 0.3%
Altice U.S.A., Inc. Class A (a)(b)	1,274,167	14,500
Comcast Corp. Class A	1,446,958	64,071
Liberty Broadband Corp. Class C (a)	410,074	51,329
		129,900
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	1,229,668	163,902
TOTAL COMMUNICATION SERVICES		2,578,218
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.1%
Adient PLC (a)	714,271	25,278
Automobiles - 1.1%
Ferrari NV	131,108	25,562
Tesla, Inc. (a)	548,375	415,811
		441,373
Distributors - 0.1%
LKQ Corp.	805,305	41,385
Diversified Consumer Services - 0.3%
Frontdoor, Inc. (a)(c)	4,191,748	103,704
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	155,232	5,351
Booking Holdings, Inc. (a)	61,338	137,615
Caesars Entertainment, Inc. (a)	633,120	31,764
Churchill Downs, Inc.	300,878	60,907
Compass Group PLC	1,567,517	35,138
Domino's Pizza, Inc.	108,300	39,331
Las Vegas Sands Corp. (a)	782,406	27,744
Marriott International, Inc. Class A	701,518	120,366
McDonald's Corp.	329,332	83,061
Sweetgreen, Inc. Class A (b)	73,565	1,345
		542,622
Household Durables - 0.3%
Lennar Corp. Class A	1,056,884	84,815
Mohawk Industries, Inc. (a)	199,216	28,181
		112,996
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	407,167	978,907
Cazoo Group Ltd. (a)(d)	387,545	497
Deliveroo PLC Class A (a)(e)	477,728	567
eBay, Inc.	1,504,354	73,217
Uber Technologies, Inc. (a)	3,482,058	80,784
ZOZO, Inc.	37	1
		1,133,973
Multiline Retail - 0.3%
Dollar General Corp.	485,183	106,905
Nordstrom, Inc. (b)	1,029,795	27,217
Ollie's Bargain Outlet Holdings, Inc. (a)	235,262	11,050
		145,172
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	115,219	19,391
Industria de Diseno Textil SA (b)	2,163,087	52,141
Lowe's Companies, Inc.	1,313,942	256,613
The Home Depot, Inc.	522,815	158,282
TJX Companies, Inc.	2,156,664	137,099
		623,526
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	325,647	15,872
LVMH Moet Hennessy Louis Vuitton SE	23,289	15,036
NIKE, Inc. Class B	543,814	64,632
PVH Corp.	332,843	23,589
Tapestry, Inc.	1,880,911	64,891
		184,020
TOTAL CONSUMER DISCRETIONARY		3,354,049
CONSUMER STAPLES - 4.5%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	48,530	17,243
Celsius Holdings, Inc. (a)	36,287	2,434
Constellation Brands, Inc. Class A (sub. vtg.)	399,702	98,115
Duckhorn Portfolio, Inc. (a)(b)	367,169	7,215
Keurig Dr. Pepper, Inc.	367,441	12,765
Monster Beverage Corp. (a)	877,083	78,166
PepsiCo, Inc.	1,210,571	203,073
Pernod Ricard SA	97,593	19,121
The Coca-Cola Co.	3,761,614	238,411
		676,543
Food & Staples Retailing - 1.1%
Albertsons Companies, Inc.	903,292	27,596
Cake Box Holdings PLC	342,093	815
Costco Wholesale Corp.	368,537	171,819
Grocery Outlet Holding Corp. (a)(b)	217,472	8,318
U.S. Foods Holding Corp. (a)	1,590,865	52,689
Walmart, Inc.	1,431,417	184,123
		445,360
Food Products - 0.7%
Bunge Ltd.	114,834	13,587
Darling Ingredients, Inc. (a)	183,919	14,726
Freshpet, Inc. (a)(b)	142,876	10,283
Hotel Chocolat Group Ltd. (a)	209,516	871
Lamb Weston Holdings, Inc.	239,800	16,206
Local Bounti Corp. (a)	1,109,610	6,025
McCormick & Co., Inc. (non-vtg.)	422,167	39,143
Mondelez International, Inc.	1,649,057	104,814
Sovos Brands, Inc.	412,364	5,823
The Hershey Co.	206,652	43,750
TreeHouse Foods, Inc. (a)	229,739	9,447
		264,675
Household Products - 0.9%
Procter & Gamble Co.	2,390,774	353,548
The Clorox Co.	165,524	24,061
		377,609
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	206,161	52,499
Olaplex Holdings, Inc.	113,300	1,826
The Honest Co., Inc.	194,935	671
		54,996
Tobacco - 0.1%
Philip Morris International, Inc.	332,300	35,307
TOTAL CONSUMER STAPLES		1,854,490
ENERGY - 3.3%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	355,015	12,773
Halliburton Co.	1,782,017	72,172
Liberty Oilfield Services, Inc. Class A (a)	999,644	16,264
Schlumberger Ltd.	713,725	32,803
U.S. Silica Holdings, Inc. (a)	524,665	9,276
Weatherford International PLC (a)	341,394	11,553
		154,841
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd.	1,770,888	117,200
Delek U.S. Holdings, Inc. (a)	316,500	9,229
Exxon Mobil Corp.	4,950,254	475,224
Genesis Energy LP	2,915,930	35,691
Harbour Energy PLC	1,071,503	5,187
Hess Corp.	946,575	116,495
Imperial Oil Ltd.	1,381,672	75,679
Kosmos Energy Ltd. (a)	4,910,440	38,007
Marathon Oil Corp.	1,162,000	36,522
MEG Energy Corp. (a)	6,814,803	118,910
Phillips 66 Co.	519,431	52,364
Tourmaline Oil Corp.	934,873	57,710
Valero Energy Corp.	715,978	92,791
		1,231,009
TOTAL ENERGY		1,385,850
FINANCIALS - 7.6%
Banks - 3.6%
Bank of America Corp.	9,304,333	346,121
BankUnited, Inc.	169,101	7,045
BNP Paribas SA (b)	499,834	28,608
Citizens Financial Group, Inc.	682,822	28,255
Comerica, Inc.	380,960	31,700
Eurobank Ergasias Services and Holdings SA (a)	25,055,954	28,034
First Horizon National Corp.	1,040,600	23,757
JPMorgan Chase & Co.	1,070,299	141,526
M&T Bank Corp.	416,272	74,916
Piraeus Financial Holdings SA (a)	5,690,448	7,209
PNC Financial Services Group, Inc.	404,799	71,006
Signature Bank	139,582	30,187
Silvergate Capital Corp. (a)	51,290	4,026
Societe Generale Series A (b)	1,224,179	32,989
Standard Chartered PLC (United Kingdom)	2,454,884	19,514
Starling Bank Ltd. Series D (a)(d)(f)	5,092,112	15,130
SVB Financial Group (a)	67,281	32,871
U.S. Bancorp	2,809,342	149,092
UniCredit SpA	2,470,521	28,967
Wells Fargo & Co.	8,860,794	405,559
		1,506,512
Capital Markets - 1.3%
Bank of New York Mellon Corp.	3,479,219	162,166
BlackRock, Inc. Class A	137,639	92,092
Cboe Global Markets, Inc.	184,436	20,714
Goldman Sachs Group, Inc.	85,259	27,867
Intercontinental Exchange, Inc.	1,218,452	124,757
State Street Corp.	479,318	34,746
StepStone Group, Inc. Class A	754,903	20,579
TMX Group Ltd.	186,895	20,336
Virtu Financial, Inc. Class A	1,091,060	28,509
		531,766
Consumer Finance - 0.4%
American Express Co.	568,820	96,028
Capital One Financial Corp.	240,752	30,783
OneMain Holdings, Inc.	932,911	41,104
Shriram Transport Finance Co. Ltd.	734,216	11,129
		179,044
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(d)(f)	7,317,052	11,927
Berkshire Hathaway, Inc.:
Class A (a)	87	41,242
Class B (a)	400,118	126,429
Jumo World Ltd. (f)	1,163	5,241
		184,839
Insurance - 1.9%
AIA Group Ltd.	859,596	8,906
Arthur J. Gallagher & Co.	468,114	75,806
Chubb Ltd.	174,419	36,853
Globe Life, Inc.	590,502	57,615
Hartford Financial Services Group, Inc.	1,364,872	98,967
Marsh & McLennan Companies, Inc.	868,719	138,952
Prudential PLC	464,705	6,060
The Travelers Companies, Inc.	1,775,242	317,839
Willis Towers Watson PLC	168,500	35,565
		776,563
TOTAL FINANCIALS		3,178,724
HEALTH CARE - 9.5%
Biotechnology - 1.3%
Amgen, Inc.	726,197	186,444
Horizon Therapeutics PLC (a)	1,360,461	122,020
Legend Biotech Corp. ADR (a)	576,854	24,395
Regeneron Pharmaceuticals, Inc. (a)	175,491	116,656
Vertex Pharmaceuticals, Inc. (a)	356,666	95,818
		545,333
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	2,144,601	251,905
Boston Scientific Corp. (a)	3,180,198	130,420
Demant A/S (a)	844,055	37,161
Edwards Lifesciences Corp. (a)	389,811	39,312
Envista Holdings Corp. (a)	1,377,247	59,277
Intuitive Surgical, Inc. (a)	567,955	129,289
ResMed, Inc.	524,677	106,751
Stryker Corp.	649,919	152,406
		906,521
Health Care Providers & Services - 2.8%
agilon health, Inc. (a)	3,171,690	60,579
AmerisourceBergen Corp.	1,087,766	168,375
HCA Holdings, Inc.	409,367	86,131
Humana, Inc.	207,446	94,228
Option Care Health, Inc. (a)	3,278,268	99,528
Surgery Partners, Inc. (a)	2,496,806	97,875
UnitedHealth Group, Inc.	1,088,970	540,979
		1,147,695
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	553,647	314,233
Pharmaceuticals - 2.5%
AstraZeneca PLC sponsored ADR	378,618	25,171
Bristol-Myers Squibb Co.	3,944,654	297,624
Eli Lilly & Co.	1,088,267	341,106
Roche Holding AG (participation certificate)	233,572	79,599
Royalty Pharma PLC	3,101,183	127,583
UCB SA	90,946	8,022
Zoetis, Inc. Class A	836,298	142,948
		1,022,053
TOTAL HEALTH CARE		3,935,835
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	188,269	82,859
Northrop Grumman Corp.	163,916	76,708
Raytheon Technologies Corp.	1,133,375	107,807
Space Exploration Technologies Corp. Class A (a)(d)(f)	117,000	8,190
The Boeing Co. (a)	1,638,516	215,301
		490,865
Air Freight & Logistics - 0.6%
Delhivery Private Ltd. (d)	1,518,900	9,341
FedEx Corp.	879,187	197,448
United Parcel Service, Inc. Class B	218,778	39,872
		246,661
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	1,210,776	22,799
Commercial Services & Supplies - 0.2%
CoreCivic, Inc. (a)	3,089,222	39,758
The GEO Group, Inc. (a)	5,898,689	41,940
		81,698
Construction & Engineering - 0.1%
AECOM	419,119	29,275
API Group Corp. (a)	823,013	14,362
		43,637
Electrical Equipment - 0.4%
Fluence Energy, Inc. (b)	206,319	2,022
Sensata Technologies, Inc. PLC	3,171,797	152,341
		154,363
Industrial Conglomerates - 0.8%
3M Co.	461,231	68,857
General Electric Co.	3,045,041	238,396
Honeywell International, Inc.	152,256	29,480
		336,733
Machinery - 0.9%
Allison Transmission Holdings, Inc.	3,411,550	136,496
Caterpillar, Inc.	844,121	182,204
Flowserve Corp.	656,850	20,691
Fortive Corp.	637,592	39,384
PACCAR, Inc.	27,774	2,412
		381,187
Marine - 0.1%
Genco Shipping & Trading Ltd.	358,048	9,041
Navios Maritime Partners LP	116,364	3,476
Star Bulk Carriers Corp. (b)	336,472	11,009
		23,526
Professional Services - 0.3%
Dun & Bradstreet Holdings, Inc. (a)(b)	639,797	11,049
Equifax, Inc.	85,653	17,352
Nielsen Holdings PLC	3,529,096	90,204
		118,605
Road & Rail - 0.5%
CSX Corp.	670,309	21,309
Norfolk Southern Corp.	534,838	128,179
Union Pacific Corp.	244,184	53,667
		203,155
TOTAL INDUSTRIALS		2,103,229
INFORMATION TECHNOLOGY - 17.7%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	1,102,348	78,112
IT Services - 2.6%
Accenture PLC Class A	109,538	32,693
Affirm Holdings, Inc. (a)(b)	356,921	10,172
Block, Inc. Class A (a)	875,958	76,655
Capgemini SA	314,042	60,854
Cognizant Technology Solutions Corp. Class A	1,826,834	136,464
Dlocal Ltd.	1,543,884	44,510
EPAM Systems, Inc. (a)	138,359	46,837
MasterCard, Inc. Class A	210,266	75,248
MongoDB, Inc. Class A (a)	245,376	58,191
Snowflake, Inc. (a)	164,479	20,996
Thoughtworks Holding, Inc.	818,389	14,166
Thoughtworks Holding, Inc. (e)	365,380	6,325
Twilio, Inc. Class A (a)	331,191	34,831
Visa, Inc. Class A	2,083,420	442,039
Wix.com Ltd. (a)(b)	345,980	21,800
Worldline SA (a)(e)	231,055	9,454
		1,091,235
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	210,500	21,442
ASML Holding NV (Netherlands)	97,645	56,190
Lam Research Corp.	255,696	132,970
Marvell Technology, Inc.	1,219,417	72,129
MediaTek, Inc.	1,358,000	41,953
Microchip Technology, Inc.	1,616,010	117,403
Micron Technology, Inc.	2,448,700	180,812
NVIDIA Corp.	2,613,615	488,014
NXP Semiconductors NV	492,456	93,448
Renesas Electronics Corp. (a)	7,610,072	88,884
Silergy Corp.	243,000	24,950
SolarEdge Technologies, Inc. (a)	228,543	62,344
Taiwan Semiconductor Manufacturing Co. Ltd.	7,434,000	140,458
		1,520,997
Software - 7.3%
Adobe, Inc. (a)	645,774	268,952
Anaplan, Inc. (a)	597,118	39,171
Autodesk, Inc. (a)	464,801	96,562
Black Knight, Inc. (a)	277,300	18,831
CCC Intelligent Solutions Holdings, Inc. (a)(d)	253,848	2,272
Coupa Software, Inc. (a)	339,134	23,329
Cvent Holding Corp. (d)	788,735	4,204
Elastic NV (a)	280,207	17,275
Epic Games, Inc. (a)(d)(f)	12,272	11,413
Five9, Inc. (a)	382,891	37,029
HubSpot, Inc. (a)	201,850	68,163
Intuit, Inc.	379,989	157,490
Microsoft Corp.	7,217,300	1,962,169
Otonomo Technologies Ltd. (a)	720,356	944
Salesforce.com, Inc. (a)	1,258,568	201,673
Stripe, Inc. Class B (a)(d)(f)	110,500	3,000
Synopsys, Inc. (a)	278,371	88,856
Workday, Inc. Class A (a)	288,438	45,083
		3,046,416
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	10,990,884	1,635,883
TOTAL INFORMATION TECHNOLOGY		7,372,643
MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	198,498	48,862
CF Industries Holdings, Inc.	778,506	76,893
DuPont de Nemours, Inc.	420,820	28,553
Ecolab, Inc.	234,186	38,385
International Flavors & Fragrances, Inc.	318,030	42,034
Linde PLC	258,713	83,999
Olin Corp.	608,079	40,006
Sherwin-Williams Co.	197,385	52,907
Valvoline, Inc.	1,177,802	39,409
		451,048
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	106,206	36,044
Summit Materials, Inc. (a)	1,356,782	37,054
Vulcan Materials Co.	184,341	30,392
		103,490
Containers & Packaging - 0.1%
Crown Holdings, Inc.	449,259	46,921
Metals & Mining - 0.5%
Alcoa Corp.	296,733	18,314
First Quantum Minerals Ltd.	1,489,129	43,113
Freeport-McMoRan, Inc.	1,772,679	69,276
Newmont Corp.	755,527	51,263
Reliance Steel & Aluminum Co.	129,640	25,202
		207,168
TOTAL MATERIALS		808,627
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	463,224	118,646
Corporate Office Properties Trust (SBI)	605,949	16,748
Crown Castle International Corp.	867,495	164,520
CubeSmart	497,597	22,158
Equity Lifestyle Properties, Inc.	719,889	54,496
Essex Property Trust, Inc.	107,948	30,641
Host Hotels & Resorts, Inc.	1,289,070	25,769
Invitation Homes, Inc.	1,262,085	47,606
Life Storage, Inc.	87,463	10,212
Mid-America Apartment Communities, Inc.	170,121	30,792
Prologis (REIT), Inc.	762,341	97,183
Simon Property Group, Inc.	116,100	13,311
Ventas, Inc.	600,718	34,085
Washington REIT (SBI)	600,400	14,584
Welltower, Inc.	1,808,878	161,153
		841,904
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	3,347,448	62,497
WeWork, Inc. (a)	1,884,087	13,735
		76,232
TOTAL REAL ESTATE		918,136
UTILITIES - 2.0%
Electric Utilities - 1.3%
Constellation Energy Corp.	684,356	42,485
Edison International	765,068	53,486
Entergy Corp.	249,885	30,066
Evergy, Inc.	407,187	28,479
Exelon Corp.	1,625,877	79,912
FirstEnergy Corp.	1,312,853	56,400
NextEra Energy, Inc.	1,719,225	130,128
PG&E Corp. (a)	4,421,064	53,937
Southern Co.	1,235,764	93,498
		568,391
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,551,777	34,201
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	1,427,205	45,742
Dominion Energy, Inc.	840,947	70,825
NiSource, Inc.	777,428	24,450
Public Service Enterprise Group, Inc.	453,720	31,098
Sempra Energy	445,153	72,943
		245,058
TOTAL UTILITIES		847,650
TOTAL COMMON STOCKS (Cost $20,315,174)		28,337,451

Preferred Stocks - 0.5%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series F (d)	239,407	11,541

Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (d)(f)	189,206	2,952

TOTAL CONSUMER DISCRETIONARY		14,493

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems:
Series B(a)(d)(f)	120,349	8,183
Series B2(d)(f)	54,288	3,691
		11,874
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(d)(f)	49,193	5,075

TOTAL INDUSTRIALS		16,949

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (a)(d)(f)	412,038	13,515
Xsight Labs Ltd. Series D (a)(d)(f)	450,873	3,373
		16,888
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(f)	143,672	19,245

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (d)(f)	947,200	9,633
GaN Systems, Inc.:
Series F1(d)(f)	97,586	655
Series F2(d)(f)	51,529	346
		10,634
Software - 0.1%
Bolt Technology OU Series E (d)(f)	41,382	10,218
Databricks, Inc.:
Series G(a)(d)(f)	10,192	1,489
Series H(d)(f)	41,830	6,109
Skyryse, Inc. Series B (d)(f)	332,947	8,217
Stripe, Inc. Series H (a)(d)(f)	45,700	1,241
		27,274
TOTAL INFORMATION TECHNOLOGY		74,041

TOTAL CONVERTIBLE PREFERRED STOCKS		105,483
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	378,159	30,974

Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (d)	467,381	22,531

TOTAL CONSUMER DISCRETIONARY		53,505

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Checkr, Inc. Series E (f)	196,017	11,173
Gupshup, Inc. (d)(f)	403,701	7,876
		19,049
TOTAL NONCONVERTIBLE PREFERRED STOCKS		72,554
TOTAL PREFERRED STOCKS (Cost $145,463)		178,037

U.S. Treasury Obligations - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 0.66% to 0.74% 7/7/22 to 7/14/22 (h) (Cost $10,852)	10,860	10,851

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (d)(f)(i) (Cost $2,287)	2,287	2,287

Fixed-Income Funds - 30.6%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (j) (Cost $14,028,956)	123,701,938	12,745,011

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.82% (k)	327,566,144	327,632
Fidelity Securities Lending Cash Central Fund 0.82% (k)(l)	97,665,542	97,675
TOTAL MONEY MARKET FUNDS (Cost $425,292)		425,307

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $34,928,024)	41,698,944
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(63,940)
NET ASSETS - 100.0%	41,635,004

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	264	Jun 2022	54,533	1,561	1,561

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,151,000 or 0.5% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,346,000 or 0.0% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,122,000.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	5,420
ABL Space Systems Series B2	10/22/21	3,691
Algolia SAS Series D	7/23/21	5,533
Ant International Co. Ltd. Class C	5/16/18	27,888
Astera Labs, Inc. Series C	8/24/21	3,184
Astranis Space Technologies Corp. Series C	3/19/21	9,032
Beta Technologies, Inc. Series A	4/09/21	3,604
Bolt Technology OU Series E	1/03/22	10,751
ByteDance Ltd. Series E1	11/18/20	15,743
Cazoo Group Ltd.	3/28/21	3,875
CCC Intelligent Solutions Holdings, Inc.	2/02/21	2,538
Circle Internet Financial Ltd. Series E	5/11/21	7,586
Circle Internet Financial Ltd. Series F	5/09/22	10,089
Cvent Holding Corp.	7/23/21	7,887
Databricks, Inc. Series G	2/01/21	1,808
Databricks, Inc. Series H	8/31/21	9,222
Delhivery Private Ltd.	5/20/21	7,414
Epic Games, Inc.	3/29/21	10,861
GaN Systems, Inc. Series F1	11/30/21	828
GaN Systems, Inc. Series F2	11/30/21	437
GaN Systems, Inc. 0%	11/30/21	2,287
Gupshup, Inc.	6/08/21	9,231
Skyryse, Inc. Series B	10/21/21	8,217
Space Exploration Technologies Corp. Class A	2/16/21	4,914
Starling Bank Ltd. Series D	6/18/21	9,104
Stripe, Inc. Class B	5/18/21	4,434
Stripe, Inc. Series H	3/15/21	1,834
Xsight Labs Ltd. Series D	2/16/21	3,605

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	922,130	6,134,440	6,728,938	532	-	-	327,632	0.6%
Fidelity Investment Grade Bond Central Fund	13,057,906	1,247,589	49,014	226,710	208	(1,511,678)	12,745,011	38.2%
Fidelity Securities Lending Cash Central Fund 0.82%	57,083	1,105,803	1,065,211	682	-	-	97,675	0.3%
Total	14,037,119	8,487,832	7,843,163	227,924	208	(1,511,678)	13,170,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Frontdoor, Inc.	-	119,660	2	-	-	(15,954)	103,704
Jabil, Inc.	453,034	-	437,734	931	253,668	(268,968)	-
Total	453,034	119,660	437,736	931	253,668	(284,922)	103,704

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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